Equity (Details Textual) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 03, 2019	Sep. 13, 2019 USD ($) shares	Aug. 22, 2019 USD ($) shares	Mar. 28, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 30, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jul. 08, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 12, 2019 $ / shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Description of american depositary shares					The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents forty (40) ordinary shares, or the right to receive forty (40) ordinary shares, deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS will also represent any other securities, cash or other property which may be held by the depositary.
Description of public offering				The total gross proceeds to the Company from the Offerings was $2,000, not including the conversion above mentioned by Yorkville and net of issue expenses in the total amount of $356, out of which $248 were attributed to the Registered Direct Offering and the additional $108 were attributed to the Warrants. The closing of the sale of the ADSs and Warrants occurred on April 1, 2019.
Warrants exercise price | $ / shares				3.50
Outstanding Convertible debentures | $		$ 325				$ 375	$ 450	$ 100
Shares issued					228,788,014						140,252,374
Total consideration of conversion | $					$ 250				$ 1,507
Shares outstanding					228,788,014						140,252,374
Shares par value | $ / shares					$ 5.6					$ 6.00
Shares authorized					300,000,000						300,000,000
ADSs [Member]
Statement Line Items [Line Items]
Resale of underlying the warrants			459,640
Fair value of warrants | $			$ 464
Shares issued		570,538
Ordinary shares issued		22,821,520
Purchase Agreement [Member]
Statement Line Items [Line Items]
Purchase agreement, description				(i) 642,853 of the Company's ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the "Registered Direct Offering"); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the "Warrants"), in a concurrent private placement (the "March 2019 Financing Round" and, together with the Registered Direct Offering, the "Offerings"). The March 2019 Financing Round included an investment from Yorkville that was made by converting $250 of the principal outstanding amount under the Convertible Debentures (see Note 13b).
Securities Purchase Agreements [Member]
Statement Line Items [Line Items]
Securities purchase agreements, description	The Company entered into definitive securities purchase agreements with institutional investors to purchase an aggregate 1,000,000 of the Company's ADSs, representing 40,000,000 ordinary shares, at a purchase price of $1.25 per ADS in a registered direct offering (the "December Registered Direct Offering"). The proceeds to the Company from the December Registered Direct Offering were $1,029, net of issue expenses in the total amount of $221.